Loans at amortized cost, etc. (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans at amortized cost [Abstract]
Retail loans		₩ 160,416,509	₩ 159,006,999
Loans to corporate entities	[1]	215,344,233	199,465,807
Public and other loans		3,788,040	3,468,917
Loans between banks		7,428,874	3,849,565
Credit Card Receivable		28,459,691	25,999,576
Loans at amortized cost, Gross, Total		415,437,347	391,790,864
Discount		(21,879)	(30,001)
Deferred loan origination costs and fees		526,906	543,361	₩ 516,815
Loans at amortized cost before Allowance for credit losses, Total		415,942,374	392,304,224
Allowance for credit loss		(3,650,863)	(3,167,068)
Loans at amortized cost, Net, Total		₩ 412,291,511	₩ 389,137,156

[1]	Included loans for solo proprietor business, etc.